Merck & Co., Inc.

One Merck Drive

Whitehouse Station, New Jersey 08889

March 12, 2007

By Electronic Submission

Securities and Exchange Commission

100 F Street

Washington, D.C. 20549

Re: Definitive Proxy Statement of Merck & Co., Inc.

Ladies and Gentlemen:

Pursuant to Rule 14a-6(b) and Rule 14a-6(h) promulgated under the Securities Exchange Act of 1934, as amended, Merck & Co., Inc. (“Merck”) is filing with this letter, by direct electronic transmission, a definitive proxy statement relating to Merck’s 2007 Annual Meeting. Merck intends to release the definitive proxy statement to security holders beginning March 12, 2007.

Merck filed its preliminary proxy materials on February 9, 2007. Pursuant to Rule 14a-6(h), two copies of the revised material, marked to show changes from the preliminary proxy, are being mailed to the Securities and Exchange Commission this 12th day of March 2007.

Sincerely,

Debra A. Bollwage

Senior Assistant Secretary